Share-based Payments	12 Months Ended
Dec. 31, 2018
Disclosure Of Share Based Payments [Abstract]
Share-based payments
17.	Share-based payments

Employee Share Option Plans

Under the Employee Share Option Plans (“ESOP”), share options of the Company are granted to executives and certain employees of the Group. For options granted prior to January 1, 2016, the exercise price is equal to the fair value of the shares on grant date for employees in the United States and for U.S. citizens and fair value less 30% for the rest of the world. The value of the discount is included in the grant date fair value of the award. For options granted thereafter, the exercise price of the options is equal to the fair value of the shares on grant date for all employees. Generally, the first vesting period (13.5% – 25% of the initial grant) is up to one year from the grant date and subsequently vests at a rate of 6.25% each quarter until fully vested. The exercise price for options is payable in the EUR value of a fixed USD amount; therefore, the Group considers these awards to be USD-denominated. The options are generally granted with a term of 5 years.

Restricted Stock Awards

In connection with the Group’s acquisition of Echo Nest in March of 2014, the Group issued 158,720 restricted stock awards (RSAs) to certain Echo Nest employees. Vesting of the RSAs was contingent on continued employment of these employees. The awards were accounted for as equity-settled share-based payment transactions. The RSAs vested annually over a two-year period from the acquisition date. The valuation of the RSAs was consistent with the fair value of the ordinary shares.

In connection with an acquisition during 2017, the Group issued 61,880 restricted stock awards (“RSAs”) to certain employees of the aquiree. Vesting of the RSAs is contingent on continued employment of these employees. The awards are accounted for as equity-settled share-based payment transactions. The RSAs vest over a two- and three-year period from the acquisition date. The valuation of the RSAs was consistent with the fair value of the ordinary shares.

During 2018, 2017, and 2016, the Group recorded share-based compensation expense related to RSAs of €1 million, €0 million, and €0 million, respectively.

Restricted Stock Unit Program

During 2014, the Company implemented restricted stock unit (“RSUs”) program accounted for as equity-settled share-based payment transaction. RSUs are measured based on the fair market value of the underlying stock on the date of grant. The RSUs granted to participants under the Program generally vest over three to five years. The vesting of certain RSUs could accelerate in the event of a change in control event.

The valuation of the RSUs was consistent with the fair value of the ordinary shares. During 2018, 2017, and 2016, the Group recorded share-based compensation expense related to restricted stock units of €3 million, €6 million, and €5 million, respectively.

Activity in the RSUs and RSAs outstanding and related information is as follows:

	RSU		RSA
	Number of RSUs	Weighted average grant date fair value	Number of RSAs	Weighted average grant date fair value
		US$		US$
Outstanding at January 1, 2016	627,480	32.78	79,360	23.90
Granted	176,080	41.85	—	—
Forfeited	(140,000)	30.38	—	—
Released	(162,080)	32.53	(79,360)	23.90
Outstanding at December 31, 2016	501,480	36.73	—	—
Granted	80,920	59.63	61,880	90.65
Forfeited	(85,903)	37.43	—	—
Released	(300,560)	38.95	—	—
Outstanding at December 31, 2017	195,937	42.46	61,880	90.65
Granted	14,383	168.24	—	—
Forfeited	(15,991)	34.93	—	—
Released	(93,946)	40.12	—	—
Outstanding at December 31, 2018	100,383	63.87	61,880	90.65

Activity in the share options outstanding and related information is as follows:

	ESOP
	Number of options	Weighted average exercise price
		US$
Outstanding at January 1, 2016	9,192,120	22.80
Granted	6,020,360	41.90
Forfeited	(512,560)	36.03
Exercised	(3,661,480)	10.15
Expired	(61,960)	20.93
Outstanding at December 31, 2016	10,976,480	36.88
Granted	5,819,520	64.11
Forfeited	(659,000)	46.34
Exercised	(1,422,520)	22.23
Expired	(67,760)	28.49
Outstanding at December 31, 2017	14,646,720	48.73
Granted	3,578,000	142.20
Forfeited	(1,220,508)	62.82
Exercised	(4,736,555)	40.97
Expired	(24,131)	54.98
Outstanding at December 31, 2018	12,243,526	77.63
Exercisable at December 31, 2016	3,765,000	29.98
Exercisable at December 31, 2017	5,822,400	39.62
Exercisable at December 31, 2018	5,162,876	58.25

The weighted-average contractual life for the share options outstanding at December 31, 2018, 2017, and 2016 is 2.9 years, 3.3 years, and 3.4 years, respectively. The weighted-average share price at exercise for options exercised during 2018, 2017, and 2016 was US$152.33, US$57.53, and US$42.05, respectively. The weighted-average fair value of options granted during the year ended at December 31, 2018, 2017, and 2016 was US$39.23 per option, US$18.05 per option, and US$13.10 per option, and, respectively.

The share options outstanding December 31, 2018, 2017, and 2016 are comprised of the following:

			2018		2017		2016
Range of exercise prices (US$)			Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
1.65	to	45.00	4,753,052	1.8	9,039,248	2.7	10,917,960	3.5
45.01	to	90.00	3,337,414	3.2	4,736,432	4.2	58,520	3.2
90.01	to	135.00	2,695,890	3.9	871,040	4.2	—	—
135.01	to	180.00	749,360	4.3	—	—	—	—
180.01	to	189.52	707,810	4.2	—	—	—	—
			12,243,526	2.9	14,646,720	3.3	10,976,480	3.4

In determining the fair value of the employee share-based awards, the Group uses the Black-Scholes option-pricing model. The Company does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model. The expected volatility is based on the historical volatility of public companies that are comparable to the Group over the expected term of the award. The risk-free rate is based on U.S. Treasury zero-coupon rates as the exercise price is based on a fixed USD amount. The expected life of the share options is based on historical data and current expectations.

The following table lists the inputs to the Black-Scholes option-pricing models used for employee share-based payments for the years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
Expected volatility (%)	32.0 – 34.7	32.0 – 43.5	37.9 – 45.8
Risk-free interest rate (%)	2.4 – 2.9	1.4 – 2.0	0.8 – 1.8
Expected life of share options (years)	2.4 – 4.4	2.4 – 4.4	2.5 – 5.0
Weighted-average share price (US$)	123.13 – 189.52	50.70 – 90.65	41.20 – 44.40

Valuation assumptions are determined at each grant date and, as a result, are likely to change for share-based awards granted in future periods. Changes to the input assumptions could materially affect the estimated fair value of share-based payment awards.

The sensitivity analysis below shows the impact of increasing and decreasing expected volatility by 10% as well as the impact of increasing and decreasing the expected life by one year. This analysis was performed on stock options granted in 2018. The following table shows the impact of these changes on stock option expense for the options granted in 2018:

2018
(in € millions)
Actual stock option expense	46
Stock option expense increase (decrease) under the following assumption changes
Volatility decreased by 10%	(11)
Volatility increase by 10%	11
Expected life decrease by 1 year	(7)
Expected life increase by 1 year	6

The expense recognized in the consolidated statement of operations for employee share-based payments is as follows:

	2018	2017	2016
	(in € millions)
Cost of revenue	3	2	1
Research and development	40	21	16
Sales and marketing	19	15	10
General and administrative	26	27	26
	88	65	53